Financial instruments (Tables)	12 Months Ended
Aug. 31, 2023
Notes and other explanatory information [abstract]
Schedule of financial instruments

	August 31, 2023	August 31, 2022
Financial Assets
Measured at amortized cost
Amounts receivable	$3,140	$2,540
Measured at fair value through profit or loss
Cash	7,629	8,476
Financial Liabilities
Measured at amortized cost
Amounts payables and accrued liabilities	11,571	7,920
Measured at fair value through profit or loss
Derivative financial instrument liabilities	3,544	6,849

Schedule of monetary assets and liabilities

	August 31, 2023	August 31, 2022
Monetary Assets
CAD	$303	$334
TZS	7,048	4,421

	August 31, 2023	August 31, 2022
Monetary Liabilities
CAD	$868	$1,223
TZS	13,061	4,082

Schedule of financial assets and financial liabilities

	August 31, 2023	August 31, 2022
Financial Assets
CAD	$(30)	$(33)
TZS	(705)	(442)

	August 31, 2023	August 31, 2022
Financial Liabilities
CAD	$87	$122
TZS	1,306	408